SAVINGS PLAN, PENSION AND POST-RETIREMENT BENEFITS - Additional Information - 10K (Details) $ in Millions	1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 31, 2016 USD ($)	Jan. 31, 2015 USD ($)	Jan. 31, 2014 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer matching contribution, percent of employee contribution									50.00%
Number of qualified defined benefit pension plans | Plan												2
Lump sum settlement charge					$ 20.7
Net periodic benefit (income) costs				$ (0.1)		$ (0.7)	$ (0.4)	$ (1.3)	$ 18.8	$ (5.4)	$ (0.4)
Estimated contributions in next fiscal year							10.0		20.0
Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Lump sum settlement									53.4	0.0
Lump sum settlement charge									(20.7)	0.0	0.0
Net periodic benefit (income) costs				(0.3)		(0.9)	(0.7)	(1.6)	18.3	(6.0)	(1.3)
Actuarial losses and prior service costs expected to be recognized in net periodic benefit cost during next fiscal year					8.5				8.5
Employer contributions				1.4			3.1		17.3	18.2
Other Post-Retirement Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Lump sum settlement									0.0	0.0
Lump sum settlement charge									0.0	0.0	0.0
Net periodic benefit (income) costs				0.2		$ 0.2	0.3	$ 0.3	0.5	0.6	$ 0.9
Actuarial losses and prior service costs expected to be recognized in net periodic benefit cost during next fiscal year					0.2				0.2
Employer contributions				$ 0.3			$ 0.5		$ 0.8	$ 0.7
U.S. Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected long-term return on plan assets									7.50%	7.75%	7.75%
International Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected long-term return on plan assets									6.00%	6.00%	6.00%
Savings Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer matching cash contributions									$ 2.5	$ 2.4	$ 2.4
Employer discretionary profit sharing contributions									4.8	4.0	4.1
Employer discretionary profit sharing contributions paid		$ 0.9	$ 0.9						$ 3.7	$ 3.1	$ 3.2
Employer discretionary profit sharing contributions, percentage of employee gross pay									3.00%	3.00%	3.00%
Savings Plan [Member] | Subsequent Event [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer discretionary profit sharing contributions paid	$ 1.1
Savings Plan [Member] | Non Highly Compensated Participants [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employee maximum contribution percentage									25.00%
Savings Plan [Member] | Highly Compensated Participants [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employee maximum contribution percentage									6.00%
Related Party Transaction, Pension Plan Liabilities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Receivables from affiliates					$ 3.0				$ 3.0	$ 3.1